28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
	Apr. 23, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital		R$ 7,294	R$ 7,294	R$ 7,294
Number of shares issued	199,910,947	1,258,841,654	1,458,752,601	1,258,841,654
Nominal Value	R$ 5.00	R$ 5.00
Net profit share		R$ 2,834
Dividend paid		R$ 1,564
Percentage of dividend distributed		50.00%
Unrealized profit reserve		R$ 835	R$ 835
Percentage of right to reduction in income tax		75.00%
Period of right to reduction in income tax		10 years
Right to reduction in income tax, starting period		2014
Amount of incentive recognized in statement of income		R$ 18	9	R$ 1
Tax incentives reserve		R$ 85	67	58
Minimum percentage right to appoint board member		10.00%
Mandatory dividends payout percentage		50.00%
Percentage of dividend on portion of equity		3.00%
Percentage of dividend on par value		10.00%
Net income (loss) for the year		R$ 3,128	1,742	1,002
Realization of the deemed cost of PP&E		25
Minimum mandatory dividend payable		764
Interest on equity		400
Dividend payable		364
Retained earnings reserve		1,535
Incentives tax reserve		18
Profit reserve exceed share capital		537
Increase in share capital	R$ 1,000	R$ 7,594
Description of shares held by private individuals		Shares held by private individuals and issued up to August 5, 2004 have the right to a minimum dividend of 6% per year on their par value in all years.
Subscribed paid up capital		R$ 1,325
Capital reserve		R$ 2,250	R$ 2,250	R$ 1,925
Bottom Of Range [Member]
Increase in share capital	6,294
Top of Range [Member]
Percentage of increase in share capital		10.00%
Increase in share capital	R$ 7,294
Common Shares [Member]
Number of shares issued	199,910,947	487,614,213	487,614,213
Nominal Value		R$ 5.00	R$ 5.00
Minimum percentage for multiple vote procedure		5.00%
Minimum percentage right to appoint board member		15.00%
Preferred Shares [Member]
Number of shares issued	199,910,947	971,138,388	971,138,388	838,076,946
Nominal Value		R$ 5.00	R$ 5.00
Minimum percentage right to appoint board member		10.00%
Preferred Shares [Member] | Bottom Of Range [Member]
Dividend paid		R$ 486